Subsequent Events	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
Note 27 - Subsequent Events

Through April 30, 2018, the Company issued an aggregate of 573,608 ordinary shares in connection with the exercise of options granted to employees under the 2003 Plan and 2011 Plan for a total consideration of NIS 14,453 thousand (approximately USD 4,126 thousand).